NOTE 6 – RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Directors fees					$ 330,000
Transitional Period [Member]
Shareholder advances	$ 50,000	$ 0	$ 0	$ 0
Directors fees	$ 330,000